Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Computer and transmission equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years